OTHER ACCOUNTS PAYABLE (Schedule of Other Accounts Payable) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued expenses	$ 450	$ 851
Employees and payroll accruals	90	88
Income tax	154	154
Other accounts payable	$ 694	$ 1,093